Balances and transactions with related parties: Transactions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties:
Revenue	$ 18,784,661	$ 12,624,731	$ 16,821,638
Technical assistance (Note 14.4)	(391,698)	(175,615)	(404,086)
Leasing	(6,467)	(6,304)
Autobuses de Oriente
Related parties:
Revenue	11,800	7,968	14,349
Autobuses Golfo Pacfico
Related parties:
Revenue	6,468	4,862	7,290
Coordinados de Mxico de Oriente, S. A. de C. V.
Related parties:
Revenue	162	164	157
Related parties
Related parties:
Leasing	(5,863)	(6,061)	(5,340)
Cleaning services	$ (12,307)	$ (11,848)	$ (11,544)